Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 59,214		$ 59,084	$ 32,516
Accumulated Amortization	(25,077)		(25,145)	(15,640)
Net	34,137		33,939	16,876
Amortization expense	3,260	$ 2,098	9,505	6,314	$ 4,367
User relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			3,328	3,328
Accumulated Amortization			$ (3,328)	(3,013)
Net				315
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period			3 years
Gross Carrying Amount	47,640		$ 43,753	28,937
Accumulated Amortization	(23,950)		(21,188)	(12,572)
Net	23,690		22,565	16,365
State licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,574		12,003	251
Accumulated Amortization	(1,127)		(629)	(55)
Net	$ 10,447		$ 11,374	$ 196
Weighted Average | User relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period			2 years 4 months 6 days	6 months
Weighted Average | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years 3 months 11 days		2 years 4 months 6 days	2 years 5 months 12 days
Weighted Average | State licenses
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	4 years 10 months 21 days		4 years 10 months 10 days	9 months